EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 526,800	$ 479,100
Salaries, short-term incentives and other benefits	13,852	16,620
Post-employment benefits	1,928	1,489
Share-based payments	16,331	13,591
Total	$ 32,111	$ 31,700